CONVERTIBLE PREFERRED STOCK (Tables)	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
SCHEDULE OF WEIGHTED AVERAGE ASSUMPTIONS FOR FAIR VALUES OF STOCK OPTIONS
	2012	2011
Annualized volatility	275% - 624%	62.7% - 86.3%
Contractual life (years)	.5	.06 - 6.3
Expected dividends	0%	0%
Risk-free investment rate	0.12 - .014%	0.1% - 1.5%